Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS
December 31, 2021 (Unaudited)
COMMON STOCKS – 97.0%	Shares	Fair Value
SEMICONDUCTOR MANUFACTURING – 22.4%
Andes Technology Corp. (Taiwan)	6,500	$125,267
eMemory Technology Inc. (Taiwan)	3,810	300,703
ITM Semiconductor Co. Ltd. (South Korea)	3,108	111,213
Koh Young Technology Inc. (South Korea) (a)	6,741	134,268
LandMark Optoelectronics Corp. (Taiwan)	18,000	127,628
MediaTek Inc. (Taiwan)	6,600	283,203
Seoul Viosys Co. Ltd. (South Korea)	7,010	77,946
SK Hynix Inc. (South Korea)	2,320	254,812
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	38,000	840,598
		$2,255,638
INTERNET & CATALOG RETAIL – 12.7%
Alibaba Group Holding Ltd. (China) (a)	24,572	$361,100
Americanas S.A. (Brazil) (a)	16,100	90,724
JD Health International Inc. (China) (a),(b)	14,900	117,538
JD.com Inc. (China) (a)	7,358	253,500
Meituan (China) (a),(b)	8,100	234,232
MercadoLibre Inc. (Argentina) (a)	160	215,744
		$1,272,838
INTERACTIVE MEDIA & SERVICES – 10.9%
Info Edge India Ltd. (India)	1,061	$79,406
NAVER Corp. (South Korea)	767	243,462
Tencent Holdings Ltd. (China)	11,500	671,038
Yandex N.V. (Russia) (a)	1,693	102,426
		$1,096,332
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 7.5%
Samsung Electronics Co. Ltd. (South Korea)	11,534	$757,495
REAL ESTATE MANAGEMENT & DEVELOPMENT – 7.5%
Longfor Group Holdings Ltd. (China) (b)	22,500	$106,127
Phoenix Mills (The) Ltd. (India)	20,504	270,908
Prestige Estates Projects Ltd. (India)	27,678	176,049
Vincom Retail JSC (Vietnam) (a)	54,560	71,957
Vinhomes JSC (Vietnam) (b)	35,376	127,161
		$752,202
BANKS – 5.0%
ICICI Bank Ltd. (India)	31,661	$314,741
TCS Group Holding PLC (Russia) (c)	1,004	84,637

Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
December 31, 2021 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
Vietnam Technological & Commercial Joint Stock Bank (Vietnam) (a)	47,900	$105,028
		$504,406
IT SERVICES – 3.7%
Coforge Ltd. (India)	2,317	$183,045
EPAM Systems Inc. (United States) (a)	288	192,514
		$375,559
ENTERTAINMENT – 3.4%
Bilibili Inc. (China) (a)	1,414	$65,673
Sea Ltd. (Taiwan) (a),(c)	1,215	271,808
		$337,481
INSURANCE – 3.3%
AIA Group Ltd. (Hong Kong)	10,800	$109,003
ICICI Prudential Life Insurance Co. Ltd. (India) (b)	11,689	87,996
Ping An Insurance Group Co. of China Ltd. (China)	18,500	133,313
		$330,312
ELECTRICAL EQUIPMENT – 3.2%
Ecopro BM Co. Ltd. (South Korea)	418	$175,621
Sungrow Power Supply Co. Ltd. (China)	6,500	149,124
		$324,745
METALS & MINING – 3.1%
Ivanhoe Mines Ltd. (Canada) (a)	38,039	$310,338
OIL, GAS & CONSUMABLE FUELS – 3.1%
Reliance Industries Ltd. (India)	9,739	$309,375
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 2.5%
Chroma ATE Inc. (Taiwan)	18,000	$129,809
Samsung SDI Co. Ltd. (South Korea)	223	122,644
		$252,453
THRIFTS & MORTGAGE FINANCE – 1.9%
Housing Development Finance Corp. Ltd. (India)	5,541	$191,714
HEALTH CARE PROVIDERS & SERVICES – 1.8%
Apollo Hospitals Enterprise Ltd. (India)	2,643	$177,906

Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
December 31, 2021 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
MACHINERY – 1.1%
Shenzhen Inovance Technology Co. Ltd. (China)	9,900	$106,934
MULTILINE RETAIL – 0.9%
Fix Price Group Ltd. (Russia) (b),(c)	10,116	$86,492
HEALTH CARE SUPPLIES – 0.8%
Venus MedTech Hangzhou Inc. (China) (a),(b)	22,000	$83,872
HOUSEHOLD DURABLES – 0.8%
Dixon Technologies India Ltd. (India)	1,101	$81,431
DIVERSIFIED CONSUMER SERVICES – 0.7%
Arco Platform Ltd. (Brazil) (a)	3,631	$75,852
HEALTH CARE TECHNOLOGY – 0.7%
Alibaba Health Information Technology Ltd. (China) (a)	78,000	$66,063
TOTAL COMMON STOCKS–97.0% (Cost $9,825,381)		$9,749,438

PARTICIPATORY NOTES – 2.0%(d)
MACHINERY – 1.1%
Leader Harmonious Drive Systems Co. Ltd. (China)	4,259	$116,650

Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
December 31, 2021 (Unaudited)
PARTICIPATORY NOTES — Continued	Shares	Fair Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.9%
OPT Machine Vision Tech Co. Ltd. (China)	1,976	$87,484
TOTAL PARTICIPATORY NOTES–2.0% (Cost $149,995)		$204,134
TOTAL INVESTMENTS–99.0% (Cost $9,975,376)		$9,953,572
Other Assets and Liabilities, net – 1.0%		97,325
NET ASSETS–100.0%		$10,050,897

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	This security represents the common stock of a foreign company which trades directly or through an American Depositary Receipt/ADR on the over-the-counter market or on a U.S. national securities exchange.
(d)	Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to the performance of a particular underlying equity security or market.
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